Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 4,850,000	$ 1,000	$ 1,000
Accounts receivable, net	911,000	1,199,000	876,000
Prepaid expenses and other current assets	82,000	7,000
Prepaid expenses			189,000
Marketable securities			64,000
Other current assets			1,000
Due from parent company - SRAX	52,000
Total current assets	5,895,000	1,207,000	1,131,000
Property and equipment, net	1,000	1,000	3,000
Intangible assets, net	775,000	917,000	869,000
Goodwill	5,445,000	5,445,000	5,445,000
Total Assets	12,116,000	7,570,000	7,448,000
Current liabilities
Accounts payable and accrued liabilities	1,091,000	853,000	1,225,000
Other current liabilities	313,000	452,000	445,000
Total current liabilities	1,404,000	1,305,000	1,670,000
Total liabilities	1,404,000	1,305,000	1,670,000
Commitments and contingencies
Stockholders' equity
Preferred stock, value
Common stock, $0.00000001 par value, authorized 1,000,000,000,000 shares, 158,244,931,162, 149,562,566,584 and 149,562,566,584 shares issued and outstanding, respectively	1,000	1,000	1,000
Additional paid-in capital	47,966,000	42,830,000	26,837,000
Accumulated deficit	(43,867,000)	(36,571,000)	(21,065,000)
Total stockholders' equity	10,712,000	6,265,000	5,778,000
Total Liabilities and Stockholders' Equity	12,116,000	7,570,000	7,448,000
Series A, Redeemable Preferred Stock [Member]
Stockholders' equity
Preferred stock, value	5,000	5,000	5,000
Series B, Redeemable Preferred Stock [Member]
Stockholders' equity
Preferred stock, value	5,775,000
Series C, Redeemable Preferred Stock [Member]
Stockholders' equity
Preferred stock, value	$ 832,000